Offerings - Offering: 1	Sep. 17, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,881,528.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 259.84
Offering Note
(1)

Calculated as the aggregate maximum purchase price for common stock, based upon the net asset value per share as of August 31, 2026, of $19.13. This amount is based upon the offer to purchase up to 100,886 common stock, par value $0.001 per share, of Herzfeld Credit Income Fund, Inc.

(2)

Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation, pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.